2. Summary of Significant Accounting Policies: Concentration of Credit Risk (Policies)	6 Months Ended
Mar. 31, 2013
Policies
Concentration of Credit Risk

Concentration of Credit Risk

The Company primarily transacts its business with one financial institution. The amount on deposit in that one institution may from time to time exceed the federally-insured limit.

Of the Company’s revenue earned during the six months ended March 31, 2013 and 2012, approximately 99% were generated from contracts with eight customers covered under the Company’s master services agreement with AT&T.